UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21173

                           MAN-GLENWOOD LEXINGTON, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


     MAN-GLENWOOD LEXINGTON, LLC

     FINANCIAL STATEMENTS AS OF MARCH 31, 2005
     AND REPORT OF INDEPENDENT REGISTERED
     PUBLIC ACCOUNTING FIRM

MAN-GLENWOOD LEXINGTON, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......................1

FINANCIAL STATEMENTS:

   Statement of Assets and Liabilities........................................2

   Statement of Operations....................................................3

   Statements of Changes in Net Assets........................................4

   Statement of Cash Flows....................................................5

   Notes to Financial Statements..............................................6




The Man-Glenwood Lexington Associates Portfolio, LLC Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

A description of the policies and procedures that the Portfolio Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolio Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at http://www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington, LLC:

We have audited the accompanying statement of assets and liabilities of Man-Glenwood Lexington, LLC (the "Company"), as of March 31, 2005, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the management of the underlying fund. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Man-Glenwood Lexington, LLC, as of March 31, 2005, and the results of its operations and its cash flows for the year then ended and the changes in net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

May 20, 2005

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005
--------------------------------------------------------------------------------

ASSETS:
 Investment in Man-Glenwood Lexington Associates Portfolio, LLC,
 at fair value (cost $78,448,520)                                  $ 81,274,199
 Cash and cash equivalents                                              321,748
 Fund investments made in advance                                     2,353,840
 Receivable for investments sold                                     24,781,603
 Other assets                                                           127,119
                                                                   ------------

  Total assets                                                      108,858,509
                                                                   ------------

LIABILITIES:
 Capital contributions received in advance                            2,602,207
 Capital withdrawals payable                                         24,781,603
 Distribution fee payable                                               129,206
 Adviser fee payable                                                     64,418
 Accrued professional fees payable                                      114,661
 Administrative fee payable                                              12,500
 Other liabilities                                                       71,037
                                                                   ------------

  Total liabilities                                                  27,775,632
                                                                   ------------

NET ASSETS                                                         $ 81,082,877
                                                                   ============

COMPONENTS OF NET ASSETS:
Represented by:
 Capital transactions--net                                         $ 79,285,117
 Accumulated net investment loss                                     (3,079,649)
 Accumulated realized gain on investments                             1,041,233
 Accumulated net unrealized appreciation on investments               3,836,176
                                                                   ------------

NET ASSETS                                                         $ 81,082,877
                                                                   ============
NET ASSET VALUE PER UNIT:
(Net assets divided by 766,482.7650 units of beneficial interest)  $     105.79
                                                                   ============
See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM
MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC:
 Interest                                                           $    29,076
 Expenses                                                            (1,699,937)
                                                                    -----------

   Net investment loss allocated from
     Man-Glenwood Lexington Associates Portfolio, LLC                (1,670,861)
                                                                    -----------

FUND INVESTMENT INCOME:
 Interest                                                                14,356
                                                                    -----------

   Total fund investment income                                          14,356
                                                                    -----------

FUND EXPENSES:
 Investor servicing fee                                                 423,818
 Professional fees                                                      311,545
 Adviser fee                                                            211,525
 Transfer agency fee                                                     69,128
 Registration fee                                                        47,608
 Administrator fee                                                       32,038
 Printing fee                                                            29,488
 Directors fee                                                           28,000
 Custody fee                                                              8,144
 Other                                                                   40,488
                                                                    -----------

   Total fund expenses                                                1,201,782

Less contractual expense waiver                                        (353,961)
                                                                    -----------

   Net fund expenses                                                    847,821
                                                                    -----------

NET INVESTMENT LOSS                                                  (2,504,326)
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS ALLOCATED FROM MAN-GLENWOOD
LEXINGTON ASSOCIATES PORTFOLIO, LLC:
 Net realized gain on investments                                       826,102
 Net change in unrealized appreciation on investments                 2,646,838
                                                                    -----------

   Net realized and unrealized gain on investments
    allocated from Man-Glenwood
    Lexington Associates Portfolio, LLC                               3,472,940
                                                                    -----------

INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                   $   968,614
                                                                    ===========
See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2005 AND 2004
--------------------------------------------------------------------------------

                                                     YEAR ENDED     YEAR ENDED
                                                  MARCH 31, 2005  MARCH 31, 2004
                                                  --------------  --------------

INCREASE IN NET ASSETS
 FROM INVESTMENT ACTIVITIES:
 Net investment loss                                 $ (2,504,326)  $  (575,323)
 Net realized gain on investments                         826,102       215,131
 Net change in unrealized appreciation
  on investments                                        2,646,838     1,189,338
                                                     ------------   -----------

    Net increase in net assets from
     investment activities                                968,614       829,146
                                                     ------------   -----------

CAPITAL TRANSACTIONS:
 Capital contributions                                 70,607,892    45,609,064
 Capital withdrawals                                  (35,426,410)   (1,605,429)
                                                     ------------   -----------

NET CAPITAL TRANSACTIONS                               35,181,482    44,003,635
                                                     ------------   -----------
NET ASSETS--Beginning of year                          44,932,781       100,000
                                                     ------------   -----------

NET ASSETS--End of year                              $ 81,082,877   $44,932,781
                                                     ============   ===========




See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
Increase in net assets from investment activities                  $    968,614
Adjustments to reconcile net increase in net assets
 from investment activities to net cash used in
 operating activities:
 Net purchases of investment in Man-Glenwood Lexington
  Associates Portfolio, LLC                                         (34,669,168)
 Appreciation of investment in Man-Glenwood Lexington
  Associates Portfolio, LLC                                          (1,802,079)
 Increase in receivable for securities sold                         (23,505,787)
 Increase in fund investments made in advance                        (2,353,840)
 Decrease in due from Adviser                                           270,122
 Increase in other assets                                              (121,049)
 Increase in adviser fee payable                                         40,107
 Increase in administrative fee payable                                   6,250
 Increase in accrued professional fees payable                           54,906
 Increase in investor servicing fee payable                              80,538
 Increase in other liabilities                                           54,559
                                                                   ------------

     Net cash used in operating activities                          (60,976,827)
                                                                   ------------

FINANCING ACTIVITIES:
 Capital contributions                                               70,607,892
 Capital withdrawals                                                (35,426,410)
 Increase in capital withdrawals payable                             23,505,787
 Increase in capital contributions received in advance                2,602,207
                                                                   ------------

      Net cash provided by financing activities                      61,289,476
                                                                   ------------

NET INCREASE IN CASH AND CASH EQUIVALENTS                               312,649
                                                                   ------------

CASH AND CASH EQUIVALENTS--Beginning of year                              9,099
                                                                   ------------

CASH AND CASH EQUIVALENTS--End of year                             $    321,748
                                                                   ============



See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------


1.    ORGANIZATION

      Man-Glenwood Lexington, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on August 6, 2002 and initially funded on January 21, 2003 (inception date) with operations formally commencing on April 1, 2003.

      The Company's investment objectives are to preserve capital, regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth and produce returns which have a low correlation with major market indices. The Company will attempt to achieve its objectives by investing all or substantially all of its investable assets through an investment in Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company"), a separate closed-end, non-diversified management investment company registered under the 1940 act with the same investment objectives as the Company. The Portfolio Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach which allocates investor capital among hedge funds and other pooled investment vehicles such as limited partnerships, with a range of investment strategies, managed by independent investment managers. The Portfolio Company believes there are benefits to be derived from exposure to a broad range of hedge funds and investment strategies and that the fund of funds approach maximizes the potential for stable, positive returns over a full economic cycle. As of March 31, 2005, the Company owned approximately 69.5% of the Portfolio Company. The financial statements of the Portfolio Company are attached.

      Glenwood Capital Investments, L.L.C. (the "Adviser") serves as the Company's administrative services provider. The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser also advises the Portfolio Company and other funds that also invest in the Portfolio Company. Man Investment Inc. ("MII"), an affiliate of the Adviser, acts as the Company's investor servicing agent and general distributor.

      The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      SEI Investments Global Fund Services ("SEI") acts as the Company's fund accounting agent, transfer agent and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

      The Company's Board of Managers has approved a Services Agreement with the Adviser, an Investor Servicing Agreement and General Distributor's Agreement with MII, an Administrative and Escrow Agreement with SEI, and a Custodian Agreement with SEI Trust Company.

MAN-GLENWOOD LEXINGTON, LLC

FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      The Company is treated as a partnership for Federal income tax purposes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. The Company does not presently intend to make periodic distributions of its net income or gains, if any, to its members.

2.    SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

      INVESTMENTS -- The Company values its investments in the Portfolio Company at the Company's pro rata interest in the net assets of that entity. Investments held by the Portfolio Company are limited partnerships and other pooled vehicles (collectively, the "investment funds") and are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the year ended March 31, 2005, no dividends or distributions were declared or paid by the Portfolio Company's investments.

      Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

      The Portfolio Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Portfolio Company's investment, as well as incentive fees and allocations based upon profits earned by the Portfolio Company. These fees are deducted directly from the Portfolio Company's investment fund balance in accordance with a governing agreement. During the year ended March 31, 2005, fees for these services ranged from 0.0% to 3.0% annually for management fees and 15.0% to 50.0% for incentive fees and allocations.

      The Portfolio Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

MAN-GLENWOOD LEXINGTON, LLC

FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------


2.    SIGNIFICANT ACCOUNTING POLICIES (continued)

      CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments.

      FUND EXPENSES -- The Portfolio Company pays the Adviser a management fee for the provision of investment advisory services computed at the annual rate of 1.75% on the outstanding net asset value determined as of the end of each month (before the redemption of any interests) and payable quarterly. The Company pays the Adviser an administrative services fee for the provision of administrative services computed at the annual rate of 0.25% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly. The Company pays MII an investor servicing fee for the provision of investor services computed at the annual rate of 0.50% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly. The Company also pays an administration fee to SEI for the provision of certain administrative and custodial services.

      The Adviser is contractually obligated to reimburse expenses, including expenses allocated from the Portfolio Company, in excess of 3.00% of the aggregate net assets of the Company through December 31, 2005.

      INVESTMENT INCOME -- Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

      TAXES -- The Company is not subject to federal, state or local income tax purposes. Such taxes are liabilities of the individual members and the amounts thereof will vary depending on the individual situation of each member. Accordingly, there is no provision for income taxes in the accompanying financial statements.

3.    CAPITAL STRUCTURE

      The Company accepts initial and additional subscriptions for units by eligible investors as of the first business day of each calendar month. It is expected that beginning January 1, 2006, subscriptions will be offered on a quarterly basis. The Company reserves the right to reject or suspend any subscription at any time. Members of the Company will not have the right to require the Company to redeem their investments.

      There is no public market for units and none is expected to develop. With very limited exceptions, units are not transferable and liquidity will be provided only through limited repurchase offers.

      The Company from time to time may offer to repurchase outstanding units based on the Company's net asset value pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase a specified dollar amount of outstanding units. The Company has offered to repurchase units as of June 30, 2004, September 30, 2004, December 31, 2004 and March 31, 2005.

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------


3.    CAPITAL STRUCTURE (continued)

      The Company's assets consist primarily of its interest in the Portfolio Company. Therefore, in order to finance the repurchase of units by members, the Company may need to liquidate all or a portion of its interest in the Portfolio Company. The Company will not conduct a repurchase offer for units unless the Portfolio Company simultaneously conducts a repurchase offer for Portfolio Company interests.

      The Company expects to pay 100% of the value of the units repurchased approximately one month after the net asset value is determined for those members who have requested the repurchase of a partial number of units. For those members who have requested a repurchase of all of their units, approximately 95% of the value of the units repurchased is expected to be paid approximately one month after the net asset value is determined. The balance due will be determined and paid after completion of the Company's annual audit.

4.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                         For the Period
                                                                                                        January 21, 2003
                                                         Year Ended              Year Ended          (Inception) through
                                                       March 31, 2005           March 31, 2004           March 31, 2003
                                                     ------------------       ------------------      --------------------
Net asset value, beginning of period                    $    105.31            $    100.00                  $ 100.00
Net investment loss                                           (3.21)                 (3.04)                      --
Realized and unrealized gain on investments                    3.69                   8.35                       --
                                                        -----------            -----------                  --------
Total from operations                                          0.48                   5.31                       --
                                                        -----------            -----------                  --------
Net asset value, end of period                          $    105.79            $    105.31                  $ 100.00
                                                        ===========            ===========                  ========

Net assets, end of period                               $81,082,877            $44,932,781                  $100,000
Ratio of net investment loss to average net assets          (2.96)% (2)            (2.90)% (3)                0.00 %
Ratio of expenses to average net assets (1)                  3.00 % (2)             3.00 % (3)                0.00 %
Total return                                                 0.46 %                 5.31 %                    0.00 %
Portfolio turnover                                          23.88 % (4)             24.93% (4)                0.00 %

 (1) Ratio of expenses does not include management fees and incentive fees earned by the advisers of the underlying investment funds of the Portfolio Company
 (2) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (3.54)% and 3.60%, respectively.
 (3) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (6.24)% and 6.34%, respectively.
 (4)  Represents the portfolio turnover of the Portfolio Company

MAN-GLENWOOD LEXINGTON, LLC

FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------


Information pertaining to the Board of Managers of the Company is set forth below.


                                     POSITION(S)                                                          NUMBER OF        OTHER
                                        HELD           TERM OF OFFICE AND        PRINCIPAL OCCUPATION       FUNDS      DIRECTORSHIPS
     NAME, AGE AND ADDRESS            WITH FUND       LENGTH OF TIME SERVED      DURING PAST 5 YEARS       OVERSEEN         HELD
------------------------------------------------------------------------------------------------------------------------------------

John M. Kelly, 58                Manager          Perpetual until resignation    Sales and marketing of     Three           None
Man Investments Inc.                               or removal                     hedge funds for the
123 N. Wacker Drive, 28th Floor                   Manager since 10/01/02          Man Investments
Chicago, Illinois 60606                                                           Division of Man Group plc

Marvin L. Damsma, 58             Manager          Perpetual until resignation    Director of Trust          Three           None
c/o Man-Glenwood Lexington                         or removal                     Investments for
Associates Portfolio, LLC                         Manager since 1/20/03           BP America Inc.
123 N. Wacker Drive, 28th Floor
Chicago, Illinois 60606


Dale M. Hanson, 62               Manager          Perpetual until resignation    Principal/partner of       Three           None
c/o Man-Glenwood Lexington                         or removal                     American Partners
Associates Portfolio, LLC                          Manager since 1/20/03          Consulting, a marketing
123 N. Wacker Drive, 28th Floor                                                   organization
Chicago, Illinois 60606

  Princicpal Officers Who Are Not Managers:

John B. Rowsell, 47              President and    Since 1/13/04                  President (2003) and member of Investment
                                 Principal                                        Committee (2001), Glenwood Capital
                                 Executive Officer                                Investments, L.L.C. (investment adviser);
                                                                                  Investment Manager, McKinsey & Co. (consultant)

Alicia Derrah, 47                Treasurer and    Since 1/20/03                  Chief Financial Officer, Glenwood Capital
                                 Principal                                        Investments, L.L.C. (investment adviser)
                                 Financial and
                                 Accounting
                                 Officer

Robert Tucker, 37                Vice President   Since 1/20/03                  Chief Operating Officer (2002) of
                                                                                  Glenwood Capital Investments, L.L.C.
                                                                                  Manager of Fund Operations, portfolio
                                                                                  management, and treasury functions, Man
                                                                                  Group plc,; CFO and a director, Earthport
                                                                                  plc (technology company)

                                       10


MAN-GLENWOOD LEXINGTON, LLC

FUND MANAGEMENT
(CONCLUDED) (UNAUDITED)
--------------------------------------------------------------------------------

  Princicpal Officers Who Are Not Managers:

Steven Zoric, 34                 Chief Compliance        Chief Compliance        Head of U. S. Legal and Compliance, Man
                                 Officer and Secretary   Officer Since 7/20/04    Investments Division of Man Group plc;
                                                         Secretary Since          Associate, Katten Muchin Zavis Rosenman (law)
                                                         1/20/03                  (April 1997 to October 1999, August 2000 to July
                                                                                  2001); Futures and Commodities Compliance
                                                                                  Manager, Morgan Stanley and Co. Inc. (Nov. 1999
                                                                                  to July 2000)

ITEM 2.    CODE OF ETHICS.

As of March 31, 2005, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of managers has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

The audit committee financial expert is Mr. Dale M. Hanson. Mr. Hanson is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees paid to Principal Accountant by the Registrant. The table below set forth the aggregate fees billed by the principal accountant, Deloitte & Touche, LLP, for each of the past two fiscal years for professional services rendered in connection with: (a) the audit of the Registrant's annual financial statements and services normally provided in connection with statutory and regulatory filings ("Audit Fees"); (b) audit-related services (including assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees") ("Audit-related Fees"); (c) tax compliance, tax advice and tax planning ("Tax Fees"); and (d) all other fees billed for products and professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item ("All other fees").

---------------- ------------------------ ------------------------ ------------------------ --------------------------

                        Audit fees        Audit-related fees (1)        Tax fees (2)             All other fees
---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------
                 3/31/2004    3/31/2005    3/31/2004   3/31/2005    3/31/2004   3/31/2005    3/31/2004    3/31/2005
---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------
Registrant        $16,200      $11,000      $5,828       $6,004      $24,000     $55,177        $0            $0
---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

         (1) Fees relating to semi-annual review
         (2) Fees relating to tax compliance and consulting


The following are fees are for non-audit services by Deloitte & Touche to Glenwood Capital Investments, L.L.C. ("Glenwood") and any entity controlling, controlled by or under common control with Glenwood that were pre-approved by the Registrant's audit committee:

------------------- ---------------------------- -------------------------------- ------------------------------------

                        Audit-related fees                Tax fees (1)                    All other fees (2)
------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------
                     3/31/2004     3/31/2005        3/31/2004       3/31/2005        3/31/2004         3/31/2005
------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------
Glenwood and            $0             $0           $173,055         $290,873         $20,000           $16,250
control entities
------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

         (1) Fees relating to tax compliance and consulting
         (2) Fees relating to security counts and debt compliance work

(e)(1) Audit Committee's Pre-approval Policies and Procedures. The Registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Registrant's Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee's consideration of non-audit services by Deloitte & Touche LLP. The audit committee charter requires that non-audit services provided by Deloitte & Touche LLP, the independent auditor of each of the Registrant, Man-Glenwood Lexington TEI, LLC and Man-Glenwood Lexington, LLC, (the "Funds"), to the Funds or Glenwood Capital Investments, L.L.C. (the "Adviser") or to affiliates of the Adviser that provide ongoing services to the Funds, will be considered by the Audit Committee on a case-by-case basis other than certain de minimus services. Payments during any given year to Deloitte & Touche LLP for any de minimus non-audit service under the policies and procedures may not exceed the lesser of (a) in the aggregate $10,000 per year, or (b) five percent of total revenues paid by the Funds, the Adviser and affiliates of the Adviser that provide ongoing services to the Funds. Any de minimus non-audit services must be individually authorized by the Funds' President or Secretary after determination of compliance with the policy and procedures. The Funds' President or Secretary must promptly notify the Audit Committee of any de minimus non-audit services.

(e)(2) Not applicable.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte & Touche, LLP for services to the Registrant, for services to Glenwood Capital Investments, L.L.C., if any, and for services to any control entity of Glenwood (if any) that provide ongoing services to the Registrant was $222,883 and $368,304 for the fiscal years ended March 31, 2004 and March 31, 2005, respectively.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

Registrant invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (CIK 0001215043, Investment Company File No. 811-21285) (the "Portfolio Company"). The Portfolio Company has included a schedule of its investments as of March 31, 2005, in its filing on Form N-CSR made with the Securities and Exchange Commission on June 7, 2005.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Registrant ordinarily does not invest in voting securities. If voting a proxy, however, Registrant acts prudently, solely in the best interest of its clients, and for the exclusive purpose of maximizing value to its clients. Registrant takes reasonable steps under the circumstances to assure that it has actually received all of the proxies for which it has voting authority. Registrant considers each issue on its merits and considers those factors that would affect the value of its clients' investments. The Adviser believes the recommendation of management on any issue should be given substantial weight in determining how to vote.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

No class of securities is registered pursuant to section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to Section 12 of the Securities Exchange Act of 1934.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls subsequent to the date of their evaluation.

ITEMS 12.  EXHIBITS.

(a)(1) Registrant's code of ethics for principal executive and principal financial officers are filed herewith.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                       Man-Glenwood Lexington, LLC


                                 By:   /s/ John B. Rowsell
                                       ----------------------
                                       John B. Rowsell
                                       Principal Executive Officer

                                 Date:  June 7, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ John B. Rowsell
                                       --------------------
                                       John B. Rowsell
                                       Principal Executive Officer

                                 Date: June 7, 2005


                                 By:   /s/ Alicia B. Derrah
                                       ------------------------
                                       Alicia B. Derrah
                                       Principal Financial Officer

                                 Date: June 7, 2005

                              EXHIBIT INDEX

11(a)(1) Registrant's code of ethics for principal executive and principal financial officers

11(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

11(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended